Risk and Capital Management - Summary of Risk Level of Financial Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 23,466	R$ 22,843	R$ 24,231
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 449	R$ 194